Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements

Plan assets are measured at fair value, based on the priorities of the inputs to valuation techniques used to measure fair value, in a three-level fair value hierarchy: Level 1 – using quoted prices in the active markets for identical assets or liabilities; Level 2 – using observable inputs other than quoted prices for identical assets or liabilities; and Level 3 – using unobservable inputs. Transfers between levels, if any, are recognized at year end.

The following is a description of the valuation methodologies used for the Plan assets that are measured at fair value. See Note 5 and Note 6 for tables that set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024.

(a)    Common Stocks and Preferred Stocks

Common stocks and preferred stocks are valued at the closing price reported on the active market on which the individual securities are traded.

(b)    Mutual Funds

Generally, mutual funds are valued at the net asset value (NAV) of the shares held by the Plan.  If publicly registered, the value of the mutual fund can be obtained through quoted market prices in active markets.

(c)    Short-Term Investment Fund

The short-term investment fund is valued at the NAV of the shares held by the Plan.
(d)    Common/Collective Trusts

The common/collective trusts are valued at the NAV of the units provided by the fund issuer.  The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less liabilities. As of December 31, 2025 and 2024, there were no redemption restrictions on these investments.

(e)    Corporate Bonds

Corporate bonds are valued using quoted market price when available. If quoted market prices are not observable, corporate bonds are valued using pricing models with market observable inputs from both active and non-active markets.